Mortgage Servicing - Summary of Activity in Carrying Value of Amortization Method Servicing Assets (Footnote) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Asset at Amortized Cost [Line Items]
Proceeds from sale of mortgage servicing rights	$ 598,059	$ 287	$ 287	$ 34,754	$ 0
Deferred gain on sale of MSRs				$ 5,100
OneWest MSR Transaction [Member]
Servicing Asset at Amortized Cost [Line Items]
Unpaid principal balance acquired			1,100,000
Servicing advances acquired			34,300
Greenpoint MSR Transaction [Member]
Servicing Asset at Amortized Cost [Line Items]
Unpaid principal balance acquired			7,300,000
Servicing advances acquired			469,700
Mortgage Servicing Rights [Member] | OneWest MSR Transaction [Member]
Servicing Asset at Amortized Cost [Line Items]
Unpaid principal balance acquired			70,100,000
Servicing advances acquired			2,100,000
Mortgage Servicing Rights [Member] | Greenpoint MSR Transaction [Member]
Servicing Asset at Amortized Cost [Line Items]
Unpaid principal balance acquired			948,900
Servicing advances acquired			47,600
Non Agency Mortgage Servicing Rights [Member]
Servicing Asset at Amortized Cost [Line Items]
Fair value measurement of non-agency MSRs, cumulative-effect on retained earnings			52,000
Deferred income taxes			9,200
Unpaid principal balance of MSRs			$ 195,300,000